CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Additional Paid-in Capital	Contributed Surplus	Accumulated Other Comprehensive (Loss)/Income [1]	Retained (Losses)/Earnings	Non-controlling Interests
Balance at beginning of the period at Dec. 31, 2018	$ 1,825,791	$ 101,303	$ (20,483)	$ 1,857,196	$ 200,000	$ (28,512)	$ (364,379)	$ 80,666
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(122,375)						(211,956)	89,581
Dividends							(28,810)
Dividends	(51,749)							(22,939)
Employee stock compensation	9,371			9,371
Forfeiture of employee stock compensation	(489)			(489)
Proceeds from subscription of equity interest in Gimi MS Corporation	115,246			9,989				105,257
Realized accumulated comprehensive losses on disposal of equity method investment	0
Treasury shares	(18,615)		(18,615)
Other comprehensive loss	(6,354)					(6,354)
Balance at end of the period at Dec. 31, 2019	1,750,826	101,303	(39,098)	1,876,067	200,000	(34,866)	(605,145)	252,565
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	(167,930)						(273,557)	105,627
Dividends	(26,340)							(26,340)
Employee stock compensation	5,671			5,671
Forfeiture of employee stock compensation	(250)			(250)
Restricted stock units	0	73		(73)
Proceeds from subscription of equity interest in Gimi MS Corporation	11,081							11,081
Repurchase and cancellation of treasury shares	(16,650)	(3,500)	39,098				(52,248)
Realized accumulated comprehensive losses on disposal of equity method investment	0
Net proceeds from the issuance of equity	100,255	12,068		88,187
Deconsolidation of lessor VIE	(4,809)							(4,809)
Other comprehensive loss	(21,207)					(21,207)
Balance at end of the period at Dec. 31, 2020	1,630,647	109,944	0	1,969,602	200,000	(56,073)	(930,950)	338,124
Increase (Decrease) in Stockholders' Equity
Net (loss)/income	560,615						413,851	146,764
Dividends	(37,136)							(37,136)
Employee stock compensation	4,330			4,330
Forfeiture of employee stock compensation	(809)			(809)
Restricted stock units	0	264		(264)
Proceeds from subscription of equity interest in Gimi MS Corporation	25,403							25,403
Repurchase and cancellation of treasury shares	(24,484)	(1,985)					(22,499)
Realized accumulated comprehensive losses on disposal of equity method investment	43,380					43,380
Deconsolidation of lessor VIE	(25,888)							(25,888)
Other comprehensive loss	45,239
Other comprehensive loss	1,859					1,859
Balance at end of the period at Dec. 31, 2021	$ 2,177,917	$ 108,223	$ 0	$ 1,972,859	$ 200,000	$ (10,834)	$ (539,598)	$ 447,267

[1]	As at December 31, 2021, 2020 and 2019, our accumulated other comprehensive loss consisted of $5.0 million gain, $3.5 million loss and $3.1 million loss in relation to our pension and post retirement benefit plan and $3.1 million, $17.7 million and $3.3 million share of equity method investment's comprehensive loss from discontinued operations, respectively.